Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Capital structure [abstract]
Equity attributable to the equity shareholders of the Company	₨ 658,158	$ 8,675	₨ 553,095
As percentage of total capital	79.00%	79.00%	84.00%
Current loans, borrowings and bank overdrafts	₨ 95,233	$ 1,255	₨ 75,874
Non-current long-term loans and borrowings	56,463	$ 744	7,458
Lease liabilities	24,233		21,182
Total loans, borrowings and bank overdrafts and lease liabilities	₨ 175,929		₨ 104,514
As percentage of total capital	21.00%	21.00%	16.00%
Total capital	₨ 834,087		₨ 657,609
Percentage of change, Equity attributable to the equity shareholders of the Company	19.00%	19.00%
Percentage of change, Total loans and borrowings	68.30%	68.30%
Percentage of change, Total capital (loans and borrowings and equity)	26.80%	26.80%